Tax matters - Deferred taxes (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Detail of deferred tax assets and liabilities
Deferred tax assets	$ 21,340	$ 20,757	$ 20,791
Net deferred tax liabilities	187	105
Deferred tax liabilities	$ (3,440)	$ (3,461)	$ (3,304)
Deferred tax asset recovery period	10 years	10 years
Valuation of tangible and intangible assets
Detail of deferred tax assets and liabilities
Deferred tax assets	$ 2,146	$ 2,050
Provisions
Detail of deferred tax assets and liabilities
Deferred tax assets	2,288	2,268
Impairment losses on financial assets at amortized cost
Detail of deferred tax assets and liabilities
Deferred tax assets	10,277	10,010
Net operating losses carryforward
Detail of deferred tax assets and liabilities
Deferred tax assets	4
Capital losses carryforward
Detail of deferred tax assets and liabilities
Deferred tax assets	2,660	2,708
Labor provisions
Detail of deferred tax assets and liabilities
Deferred tax assets	1,416	1,435
Fees and interest collected in advance
Detail of deferred tax assets and liabilities
Deferred tax assets	1,053	995
Foreign exchange rate derivatives
Detail of deferred tax assets and liabilities
Deferred tax assets	1,496	1,291
Unrealized gains (losses) on financial instruments
Detail of deferred tax assets and liabilities
Deferred tax liabilities	(2,512)	(2,816)
Prepayments
Detail of deferred tax assets and liabilities
Deferred tax liabilities	(777)	(347)
Other
Detail of deferred tax assets and liabilities
Deferred tax liabilities	$ (151)	$ (298)